Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in Accumulated OCI	¥ 187,640	¥ 206,336	¥ 322,537	¥ 401,923
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	234,190	336,312
Prior service cost	(25,814)	(34,787)
Gross amount recognized in Accumulated OCI	208,376	301,525
Taxes	(100,391)	(133,606)
Net amount recognized in Accumulated OCI	107,985	167,919
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	141,359	57,474
Prior service cost	(17,762)	1,129
Gross amount recognized in Accumulated OCI	123,597	58,603
Taxes	(48,325)	(23,063)
Net amount recognized in Accumulated OCI	75,272	35,540
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	11,891	3,585
Prior service cost	(2,941)	(41)
Gross amount recognized in Accumulated OCI	8,950	3,544
Taxes	(2,726)	(767)
Net amount recognized in Accumulated OCI	¥ 6,224	¥ 2,777